BALANCE SHEET COMPONENTS - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 93,172	$ 68,287
Less: accumulated depreciation and amortization	(55,198)	(26,730)
Property and equipment, net	37,974	41,557
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	85,808	61,482
Computer and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,406	5,013
Furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	878	843
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,080	$ 949